OTHER EXPENSES BY FUNCTION	12 Months Ended
Dec. 31, 2020
OTHER EXPENSES BY FUNCTION
OTHER EXPENSES BY FUNCTION

27  – OTHER EXPENSES BY FUNCTION

Other expenses  by function are detailed as follows:

	01.01.2020	01.01.2019	01.01.2018
Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Contingencies and non-operating fees	1,081,812	17,690,171	10,192,495
Tax on bank debits	3,367,615	4,356,973	4,653,929
Write-offs, disposal and loss of Property, plant and equipment	7,972,976	2,978,194	262,366
Others	5,007,853	1,157,509	948,973
Total	17,430,256	26,182,847	16,057,763